Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: November 9, 2022

Payment Date	11/15/2022
Collection Period Start	10/1/2022
Collection Period End	10/31/2022
Interest Period Start	10/17/2022
Interest Period End	11/14/2022

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$241,846,712.24	$29,887,982.69	$211,958,729.55	0.454652	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$854,129,712.24	$29,887,982.69	$824,241,729.55

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$857,520,922.23	$827,632,939.54	0.610131
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$857,520,922.23	$827,632,939.54
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$241,846,712.24	0.32000%	30/360	$64,492.46
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$854,129,712.24			$504,711.21

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$857,520,922.23	$827,632,939.54
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$857,520,922.23	$827,632,939.54
Number of Receivable Outstanding	53,320	52,553
Weight Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	48	47

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,724,156.30
Principal Collections	$29,707,064.75
Liquidation Proceeds	$37,496.04
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$32,468,717.09
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$32,468,717.09

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$714,600.77	$714,600.77	$—	$—	$31,754,116.32
Interest - Class A-1 Notes	$—	$—	$—	$—	$31,754,116.32
Interest - Class A-2 Notes	$64,492.46	$64,492.46	$—	$—	$31,689,623.86
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$31,390,478.86
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$31,299,140.86
First Allocation of Principal	$—	$—	$—	$—	$31,299,140.86
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$31,284,558.48
Second Allocation of Principal	$—	$—	$—	$—	$31,284,558.48
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$31,268,394.71
Third Allocation of Principal	$12,932,772.70	$12,932,772.70	$—	$—	$18,335,622.01
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$18,316,632.41
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,752,632.41
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,752,632.41
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$1,361,422.42
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,361,422.42
Remaining Funds to Certificates	$1,361,422.42	$1,361,422.42	$—	$—	$—
Total	$32,468,717.09	$32,468,717.09	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$857,520,922.23	$827,632,939.54
Note Balance	$854,129,712.24	$824,241,729.55
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	15	$180,917.94
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	22	$37,496.04
Monthly Net Losses (Liquidation Proceeds)			$143,421.90
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.07%
Current Collection Period			0.20%
Four-Month Average Net Loss Ratio			0.10%
Cumulative Net Losses for All Periods			$981,004.34
Cumulative Net Loss Ratio			0.07%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.18%	78	$1,470,544.81
60-89 Days Delinquent	0.05%	22	$378,890.56
90-119 Days Delinquent	0.02%	8	$194,361.52
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.25%	108	$2,043,796.89

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$84,765.50
Total Repossessed Inventory		7	$112,084.15

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		30	$573,252.08
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.06%
Current Collection Period			0.07%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.71	0.09%	35	0.07%